Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Sep. 18, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard ESG U.S. Stock ETF

Supplement Dated August 2, 2019, to the Prospectus and Summary Prospectus Dated September 18, 2018

The purpose of this supplement is to provide you with additional details regarding the Index Methodology for the FTSE US All Cap Choice Index. The Vanguard ESG U.S. Stock ETF’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added after the last sentence under the heading “Principal Investment Strategies” in the ETF Summary section:

The FTSE US All Cap Choice Index excludes stocks of companies that FTSE Group determines engage in the following activities: (i) companies that produce adult entertainment; (ii) companies that produce alcoholic beverages; (iii) companies that produce tobacco products; (iv) companies that (a) produce or (b) produce specific and critical parts or services for, nuclear weapon systems, chemical or biological weapons, cluster munitions, and anti-personnel mines; (v) companies that produce other weapons for military use; (vi) companies that produce firearms or ammunition for non-military use; (vii) companies that own proved or probable reserves in coal, oil, or gas; (viii) companies that provide gambling services; and (ix) companies that generate revenues from nuclear power production or related activities (including equipment, construction, and uranium). The index methodology also excludes the stocks of companies that, as FTSE Group determines, do not meet the labor, human rights, environmental, and anticorruption standards as defined by the United Nations Global Compact Principles, as well as companies that do not meet certain diversity criteria.

For additional details regarding the Index Methodology, please see the Index Resources available on FTSE Group’s website.

@2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.       PS 4393A 082019

[SHIP LOGO VANGUARD (R)]

Vanguard ESG International Stock ETF

Supplement Dated August 2, 2019, to the Prospectus and Summary Prospectus Dated September 18, 2018

The purpose of this supplement is to provide you with additional details regarding the Index Methodology for the FTSE Global All Cap ex US Choice Index. The Vanguard ESG International Stock ETF’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added after the last sentence under the heading “Principal Investment Strategies” in the ETF Summary section:

The FTSE Global All Cap ex US Choice Index excludes stocks of companies that FTSE Group determines engage in the following activities: (i) companies that produce adult entertainment; (ii) companies that produce alcoholic beverages;

(iii) companies that produce tobacco products; (iv) companies that (a) produce or (b) produce specific and critical parts or services for, nuclear weapon systems,

chemical or biological weapons, cluster munitions, and anti-personnel mines; (v) companies that produce other weapons for military use; (vi) companies that produce firearms or ammunition for non-military use; (vii) companies that own proved or probable reserves in coal, oil, or gas; (viii) companies that provide gambling services; and (ix) companies that generate revenues from nuclear power production or related activities (including equipment, construction, and uranium). The index methodology also excludes the stocks of companies that, as FTSE Group determines, do not meet the labor, human rights, environmental, and anticorruption standards as defined by the United Nations Global Compact Principles, as well as companies that do not meet certain diversity criteria.

For additional details regarding the Index Methodology, please see the Index Resources available on FTSE Group’s website.

@2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 4394A 082019
Vanguard ESG U.S. Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard ESG U.S. Stock ETF

Supplement Dated August 2, 2019, to the Prospectus and Summary Prospectus Dated September 18, 2018

The purpose of this supplement is to provide you with additional details regarding the Index Methodology for the FTSE US All Cap Choice Index. The Vanguard ESG U.S. Stock ETF’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added after the last sentence under the heading “Principal Investment Strategies” in the ETF Summary section:

The FTSE US All Cap Choice Index excludes stocks of companies that FTSE Group determines engage in the following activities: (i) companies that produce adult entertainment; (ii) companies that produce alcoholic beverages; (iii) companies that produce tobacco products; (iv) companies that (a) produce or (b) produce specific and critical parts or services for, nuclear weapon systems, chemical or biological weapons, cluster munitions, and anti-personnel mines; (v) companies that produce other weapons for military use; (vi) companies that produce firearms or ammunition for non-military use; (vii) companies that own proved or probable reserves in coal, oil, or gas; (viii) companies that provide gambling services; and (ix) companies that generate revenues from nuclear power production or related activities (including equipment, construction, and uranium). The index methodology also excludes the stocks of companies that, as FTSE Group determines, do not meet the labor, human rights, environmental, and anticorruption standards as defined by the United Nations Global Compact Principles, as well as companies that do not meet certain diversity criteria.

For additional details regarding the Index Methodology, please see the Index Resources available on FTSE Group’s website.

@2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 4393A 082019
Vanguard ESG International Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard ESG International Stock ETF

Supplement Dated August 2, 2019, to the Prospectus and Summary Prospectus Dated September 18, 2018

The purpose of this supplement is to provide you with additional details regarding the Index Methodology for the FTSE Global All Cap ex US Choice Index. The Vanguard ESG International Stock ETF’s investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

The following is added after the last sentence under the heading “Principal Investment Strategies” in the ETF Summary section:

The FTSE Global All Cap ex US Choice Index excludes stocks of companies that FTSE Group determines engage in the following activities: (i) companies that produce adult entertainment; (ii) companies that produce alcoholic beverages;

(iii) companies that produce tobacco products; (iv) companies that (a) produce or (b) produce specific and critical parts or services for, nuclear weapon systems,

chemical or biological weapons, cluster munitions, and anti-personnel mines; (v) companies that produce other weapons for military use; (vi) companies that produce firearms or ammunition for non-military use; (vii) companies that own proved or probable reserves in coal, oil, or gas; (viii) companies that provide gambling services; and (ix) companies that generate revenues from nuclear power production or related activities (including equipment, construction, and uranium). The index methodology also excludes the stocks of companies that, as FTSE Group determines, do not meet the labor, human rights, environmental, and anticorruption standards as defined by the United Nations Global Compact Principles, as well as companies that do not meet certain diversity criteria.

For additional details regarding the Index Methodology, please see the Index Resources available on FTSE Group’s website.

@2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor. PS 4394A 082019